Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
Aggregate amounts included in the determination of income before income taxes that resulted from transactions with equity accounted investees were as follows (in millions):

	Year Ended December 31,
	2018	2017	2016
Sales	$0.4	$0.5	$1.2
Purchases	0.7	0.1	0.8